Ropes & Gray LLP
One Metro Center
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Washington, DC 20005
WRITER’S DIRECT DIAL NUMBER: (202) 508-4662
November 29, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	BB&T Funds: File Nos. 33-49098 and 811-06719
Post-Effective Amendment No. 67 to the Registration Statement
Dear Sir or Madam:
     On behalf of BB&T Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 67 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 68 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by BB&T for five years.
     If you have any questions concerning this filing, please call me at (202) 508-4662.

Sincerely,

/s/ Melissa S. Gainor
Melissa S. Gainor